Commitments and Contingencies - Additional Information - Logitel (Detail) $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 11, 2014 MaintenanceAndSafety	Sep. 30, 2016 USD ($) MaintenanceAndSafety	Feb. 29, 2016 MaintenanceAndSafety	Aug. 31, 2014 USD ($) MaintenanceAndSafety	Jun. 30, 2016 USD ($) MaintenanceAndSafety	Dec. 31, 2016 USD ($) MaintenanceAndSafety	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
(Write down) and gain on sale of vessel						$ (40,079)	$ (69,998)	$ (1,638)
Settlement of contingent consideration liability (note 4)						0	(3,303)	0
Payments made towards commitments						25,187	34,027
Loss contingency accrual						61,900
Units for Maintenance and Safety [Member]
Loss Contingencies [Line Items]
(Write down) and gain on sale of vessel						$ (43,650)	$ (1,000)	$ 0
Units for Maintenance and Safety [Member]
Loss Contingencies [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety						1
Logitel Offshore Holding [Member]
Loss Contingencies [Line Items]
Percentage of noncontrolling interest acquired	100.00%			100.00%
Number of units for maintenance and safety | MaintenanceAndSafety	3		1
Settlement of contingent consideration liability (note 4)				$ 14,500
Loss Contingency, Range of Possible Loss, Minimum						$ 10,000
Estimated claim						2,800
Logitel Offshore Holding [Member] | Sevan Marine ASA [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount						60,000
Estimated claim		$ 10,000				50,000
Logitel Offshore Holding [Member] | Sevan Marine ASA [Member] | Vendor Credit Loan [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount						41,000
Logitel Offshore Holding [Member] | Sevan Marine ASA [Member] | Cash Loan [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount						19,000
Logitel Offshore Holding [Member] | CeFront Technology AS [Member]
Loss Contingencies [Line Items]
Loss contingency, range of possible loss, portion not accrued						3,600
Logitel Offshore Holding [Member] | Units for Maintenance and Safety [Member]
Loss Contingencies [Line Items]
(Write down) and gain on sale of vessel					$ 43,700
Logitel Offshore Holding [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety				3
(Write down) and gain on sale of vessel						$ (43,700)
Logitel Offshore Holding [Member] | Newbuildings [Member] | Sevan Marine ASA [Member]
Loss Contingencies [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety		2
Logitel Offshore Holding [Member] | Newbuildings [Member] | Cancellation Potential [Member]
Loss Contingencies [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety					2	2
Logitel Offshore Holding [Member] | Stavanger Spirit [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Maximum						$ 170,000
Logitel Offshore Holding [Member] | Nantong Spirit [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Maximum						40,000
Logitel Offshore Holding [Member] | Arendal Spirit Ums [Member] | CeFront Technology AS [Member]
Loss Contingencies [Line Items]
Estimated claim						3,300
Logitel Offshore Holding [Member] | Units for Maintenance and Safety [Member] | CeFront Technology AS [Member]
Loss Contingencies [Line Items]
Estimated claim						$ 20,200